Bank Loans (Details)					12 Months Ended
	Dec. 21, 2021 USD ($)	Dec. 21, 2021 CNY (¥)	Feb. 04, 2021 USD ($)	Feb. 04, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Federal Home Loan Banks [Abstract]
Short-term bank loans outstanding					4.86%	5.58%
Interest rate for bank loans					4.87%	6.26%	7.21%
Bank loans					$ 266,126	$ 228,806	$ 125,186
Total received		¥ 10,000,000	$ 1,548,491	¥ 10,000,000
Factoring the receivables due from customers	$ 1,492,960		$ 2,013,038	¥ 13,000,000